Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (3,909,868)	$ (5,315,883)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	14,637	7,351
Options expense	79,163	187,273
Common stock issued for services	254,106	181,163
Bad debt expense	(246,683)	615,657
Warrant Expense		21,640
Loss on write-off of intangible asset	792,500
Loss on write-down of inventory		376,348
Loss on inventory investments	875,250	143,891
Gain on sale of asset	(4,100)
Amortization of right of use assets	181,218	131,558
Changes in operating assets and liabilities:
Accounts receivable, net	496,692	(789,587)
Prepaid assets and deposits	336,928	(103,666)
Inventory	(63,303)	825,127
Other receivables	(875,250)	1,087,675
Lease liability	(164,618)	(131,153)
Accounts payable	252,125	220,199
Accrued liabilities	(200,776)	(13,819)
Current liabilities	67,517
Warrant liability	588,533
Customer Deposits		(10,000)
Net cash used in operating activities	(1,525,929)	(2,566,226)
Cash flows from investing activities:
Purchase of fixed assets		(22,596)
Sale of fixed assets	23,000
Investment in capitalized software	(450,845)
Net cash used in investing activities	(427,845)	(22,596)
Cash flows from financing activities:
Repayments of Promissory Notes - Related Parties		(225,000)
Repayment of contingent liability	(716,964)
Distributions to non-controlling interest	(275,000)
Proceeds from sale of future revenue	825,000
Proceeds from exercise of stock options		1,821
Proceeds from exercise of warrants	875	15,001
Proceeds from Issuance of Common Stock, net of issuance costs	130,918
Net cash provided by financing activities	(35,171)	(208,178)
Net decrease in cash	(1,988,945)	(2,797,000)
Cash at beginning of the year	3,122,578	5,919,578
Cash at end of the period	1,133,633	3,122,578
Supplemental disclosure of cash flow information
Cash paid for interest, net	336,206	28,337
Cash paid for income taxes
Non-Cash Transactions
Insurance premium financed	220,354
Note issued as SOSRx contribution	500,000
Intangible asset contribution from non-controlling interest	$ 792,500